Unaudited Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Formation and operating costs	$ 709,836	$ 336,756	$ 900,007	$ 652,958	$ 851,777	$ 1,291,228
Loss from operations	(709,836)	(336,756)	(900,007)	(652,958)	(851,777)	(1,291,228)
Other income:
Recovery of previously incurred costs				341,684		341,684
Interest and dividends earned on investments held in trust account	222,121	219,232	421,354	272,220	17,690	1,195,135
Interest earned on cash held in bank	21	10	74	23		69
Total other income	222,142	219,242	421,428	613,927	17,690	1,536,888
Loss before provision for income taxes	(487,694)	(117,514)	(478,579)	(39,031)	(834,087)	245,660
Provision for income taxes	(47,220)	(4,675)	(88,799)	(4,675)		(185,423)
Net loss	$ (534,914)	$ (122,189)	$ (567,378)	$ (43,706)	$ (834,087)	$ 60,237
Class A Common Stock
Other income:
Basic weighted average outstanding (in Shares)	2,441,063	14,645,135	2,441,063	14,645,135	7,700,506	12,204,321
Basic net income (loss) per share (in Dollars per share)	$ (0.08)	$ 0	$ (0.1)	$ 0	$ (0.08)	$ 0
Class B Common Stock
Other income:
Basic weighted average outstanding (in Shares)	3,457,807	3,457,807	3,457,807	3,457,807	3,189,105	3,457,807
Basic net income (loss) per share (in Dollars per share)	$ (0.08)	$ 0	$ (0.1)	$ 0	$ (0.08)	$ 0